(Loss) Earnings Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
(Loss) Earnings Per Common Share [Abstract]
Schedule of (Loss) Income And Average Share Amounts Used To Compute Both Basic And Diluted Earnings Per Share

The following table reconciles the (loss) income and average share amounts used to compute both basic and diluted earnings per share (amounts in thousands, except for share and per share data):

	Nine Months Ended September 30,
	2025	2024
Loss per common share - basic and diluted
Net loss available to common stockholders - basic and diluted	$(2,836)	$(355)
Weighted average shares outstanding - basic and diluted	45,750,667	39,817,959
Basic and diluted loss per common share	$(0.06)	$(0.01)

	Three Months Ended September 30,
	2025	2024
(Loss) income per common share - basic and diluted
Net (loss) income available to common stockholders - basic and diluted	$(1,307)	$189
Weighted average shares outstanding - basic	54,260,091	39,898,456
Basic (loss) income per common share	$(0.02)	$0.00
Effect of dilutive securities:
Stock options (treasury stock method)	-	4,300,158
Weighted average shares outstanding - diluted	54,260,091	44,198,614
Diluted (loss) income per common share	$(0.02)	$0.00

The following table reconciles the net loss and weighted average share amounts used to compute both basic and diluted net loss per share (amounts in thousands, except for share and per share amounts):

	Year Ended December 31,
	2024	2023
Loss per common share – basic and diluted
Net loss available to common stockholders – basic and diluted	$(994)	$(3,556)
Weighted average shares outstanding – basic and diluted	39,840,144	37,505,303
Basic and diluted loss per common share	$(0.02)	$(0.09)

Schedule of Diluted Net Loss Per Share	the calculation of diluted net loss per share excludes the following dilutive securities because their inclusion would have been anti-dilutive as of December 31:
	2024	2023
Stock options	365,146	330,697
Total	365,146	330,697